Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 Organization and Description of Business

VSee Health, Inc., (formerly known as Digital Health Acquisition Corp., a Delaware Corporation) (the “Company”, “we”, “our”, “Vsee Health” or “us”) is a Delaware-based telehealth software company that provides a scalable, application programming interface-driven platform for virtual healthcare delivery. The platform integrates secure video streaming with medical device data, electronic medical records, and other sensitive health information, offering customizable and white-labeled solutions for healthcare providers, employers, and hospital systems.

On June 24, 2024, the Company completed a business combination (the “Business Combination”) with VSee Lab, Inc. (“Vsee Lab”) and iDoc Virtual Telehealth Solutions, Inc (“iDoc”). As part of the transaction, Digital Health Acquisition Corp. changed its name to VSee Health, Inc. The transaction was accounted for as a reverse recapitalization, with VSee Lab, Inc. identified as the accounting acquirer. Various equity and debt instruments were converted into common and preferred shares, and the Company entered into an equity line of credit agreement for up to $50 million over a 36-month period.

For financial reporting purposes, historical financial data prior to June 24, 2024, reflects the operations of VSee Lab, Inc. The acquisition of iDoc Virtual Telehealth Solutions, Inc. was treated as a business combination under Accounting Standards Codification 805, Business Combinations, with the excess purchase consideration recorded as goodwill. Refer to Note 4 for additional details.

Going Concern

As disclosed in the prior year’s consolidated financial statements, there were significant doubts about the Company’s ability to continue as a going concern due to persistent operating losses during the past two years, and a deteriorating liquidity position from the Company generating negative operating cash.

Management has undertaken a series of measures to address these concerns, which include:

●	Revenue Enhancement Strategies: The Company including the acquisition of iDoc on June 24, 2024 (See Note 4 - Business Combination) won new contracts with larger hospitals and entered new markets, demonstrating the Company’s ability to generate positive revenue growth from its robust pipeline. During the third quarter, service commenced to a client in the new market, driving positive future revenue growth.

●	Additional Financing: The Company is in negotiations with an investor for additional financing, which is expected to support its working capital needs and fund its growth initiatives.

●	ELOC Financing: The Company has an equity line of credit purchase agreement (“ELOC Agreement) dated November 21, 2023, with the right to issue and sell to the investor listed therein, from time to time, and the investor shall purchase from the Company, up to the lesser of (i) $50,000,000 in the aggregate gross purchase price of newly issued shares of the Company’s common stock. Per the ELOC Agreement, the aggregate number of shares issued in connection with the ELOC Agreement may not exceed 19.9% of the number of issued and outstanding shares. The investor shall have the right but not the obligation to purchase shares at the floor price if the VWAP on the date of notice is less than the floor price ($1.25).

Management has determined that the liquidity condition and historical operating losses raises substantial doubt about its ability to continue as a going concern for a period of time of least one year after the date that the accompanying condensed consolidated financial statements are issued.

There is no assurance that the Company’s plans to alleviate such concerns will be successful or successful within one year after the date the condensed consolidated financial statements are issued. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 Organization and Description of Business

VSee Health, Inc. (f/k/a Digital Health Acquisition Corp., a Delaware corporation) (the “Company,” “we,” “our,” “VSee Health” or “us”) is a telehealth software platform solution. Our proprietary technology platform and modular software solution empower users to plug and play telehealth services with end-to-end encrypted video streaming integrated with medical device data, electronic medical records, and other sensitive data, with multiple other interactive functionalities that enable teamwork that VSee believes are not available from any other system worldwide. Our company’s core platform is a highly scalable, integrated, application program interface (“API”) driven technology platform, for virtual healthcare delivery, with multiple real-time integrations spanning the healthcare ecosystem. Our platform’s APIs power external connectivity and deep integration with a wide range of payors, electronic medical records, third-party applications, and other interfaces with employers, hospital systems, and health systems, which we believe uniquely positions us as a long-term partner meeting the unique needs of the rapidly changing healthcare industry. Our company will also be able to white label our solutions so they fit into the plans and strategies of our clients, all on a platform that is high-performance and highly scalable.

The Company was formed in Delaware on March 30, 2021 under the name Digital Health Acquisition Corp. (“DHAC”) as a “blank check company” for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, recapitalization or other similar business transaction, one or more operating businesses or assets. On June 24, 2024 (the “Closing Date”), the parties consummated the business combination by and among DHAC, DHAC Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of DHAC (“Merger Sub I”), DHAC Merger Sub II, Inc., a Texas corporation and a direct, wholly owned subsidiary of DHAC (“Merger Sub II”), VSee Lab, Inc., a Delaware corporation (“VSee Lab”), and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”) (the “Business Combination”). In connection with the Business Combination, DHAC changed its name from Digital Health Acquisition Corp. to VSee Health, Inc. Furthermore, unless otherwise stated or unless the context otherwise requires, references to “DHAC” refer to Digital Health Acquisition Corp., a Delaware corporation, prior to the Closing Date.

At the closing (the “Closing”) of the Business Combination, (1) each share of DHAC common stock was re-designated as a share of the Company’s common stock, par value $0.0001 (the “Common Stock”) and each outstanding warrant of DHAC was re-designated as a warrant of the Company and each whole warrant exercisable for one share of the Company’s Common Stock at an exercise price of $11.50 (the “Warrant”); (2) each issued and outstanding share of Class A common stock of VSee Lab (including all securities that are converted or exchanged into shares of VSee Lab Class A common stock) immediately prior to the Business Combination was automatically cancelled and extinguished and converted into the right to receive approximately 0.40 shares of Common Stock; and (3) each issued and outstanding share of Class A common stock of iDoc immediately prior to the Business Combination was automatically cancelled and extinguished and converted into the right to receive approximately 994.38 shares of Common Stock.

Furthermore, with the Closing of the Business Combination, (1) pursuant to certain securities purchase agreements entered into on November 21, 2023 (the “Loan Conversion SPAs”) by and among DHAC, VSee Lab and/or iDoc with certain lenders of each of DHAC, VSee Lab and iDoc, certain indebtedness of each of DHAC, VSee Lab and iDoc was converted into shares of Series A Preferred Stock of VSee Health, par value $0.0001 per share (the “Series A Preferred Stock”) upon Closing and the Company issued 1,788 Series A Preferred Stock to such lenders; (2) pursuant to certain securities purchase agreements entered into on November 21, 2023 and as further amended and restated on February 13, 2024 (the “A&R Loan Conversion SPAs”), by and among DHAC, VSee Lab and/or iDoc and certain lenders, following assumption and conversion of the underlying loans, the Company issued 892,500 shares of Common Stock to such lenders after the Closing; and (3) in connection with services performed by A.G.P./Alliance Global Partners (“A.G.P.”) during DHAC’s initial public offering and pursuant to a securities purchase agreement entered into on November 3, 2022 and as further amended on November 21, 2023 (the “A.G.P. Securities Purchase Agreement”), the Company issued 4,370 shares of Series A Preferred Stock to A.G.P. upon Closing.

In addition, pursuant to the exchange agreement (the “Exchange Agreement”) entered by and among DHAC, VSee Lab and iDoc on November 21, 2023, the Company consummated the exchange of a senior convertible promissory note with an aggregate principal value of $2,523,744 (the “Exchange Note”) and issued the Exchange Note with an institutional and accredited investor (the “Bridge Investor”) on the Closing Date. The Exchange Note is guaranteed by each of the Company, VSee Lab and iDoc and is fully secured by collateral of the Company and its subsidiaries including, without limitation, the intellectual property, trademark, and patent rights. Moreover, in connection with the Closing and pursuant to the convertible note purchase agreement (the “Quantum Purchase Agreement”) entered by and between DHAC and an institutional and accredited investor (the “Quantum Investor”) on November 21, 2023, the Company, on June 25, 2024, issued and sold to the Quantum Investor a 7% original issue discount convertible promissory note (the “Quantum Convertible Note”) in the aggregate principal amount of $3,000,000.

The total number of shares of the Company’s Common Stock outstanding immediately following the Closing was approximately 14,692,820 comprising (i) 3,432,000 DHAC founders shares; (ii) 57,000 shares of Common Stock issued to DHAC stockholders, (iii) 5,246,354 shares of Common Stock issued to VSee Lab stockholders (a portion of which are subject to escrow); (iv) 4,950,000 shares of Common Stock issued to iDoc stockholders (a portion of which are subject to escrow); (v) 892,500 shares of Common Stock issued to certain lenders pursuant to the A&R Loan Conversion SPAs which were converted following the Closing; and (vi) 114,966 shares of Common Stock issued to the Company’s public stockholders, who are formerly DHAC stockholders.

Apart from the above, on November 21, 2023, DHAC entered into an equity line of credit purchase agreement (the “ELOC Purchase Agreement”) with the Bridge Investor pursuant to which DHAC may sell and issue to the Bridge Investor, and the Bridge Investor is obligated to purchase from DHAC, up to $50,000,000 of its newly issued shares of VSee Health’s Common Stock, from time to time over a 36-month period (the “Equity Purchase Commitment Period”) beginning from the sixth (6th) trading day following the Closing of the Business Combination transaction (the “Equity Purchase Effective Day”), provided that certain conditions are met. The arrangement is hereby referred to as the “ELOC.” In connection with the Bridge Investor’s commitment to enter into the ELOC transaction, pursuant to the ELOC Purchase Agreement, on July 2, 2024, the Company issued and sold to the Bridge Investor a senior unsecured convertible note in a principal amount of $500,000 that is payable only in shares of the Company Common Stock at an initial price of $10 per share (the “ELOC Commitment Fee Note”). On September 30, 2024, the Company and the Bridge Investor mutually agreed to extend the maturity date of the ELOC Commitment Fee Note from September 23, 2024 to December 31, 2024. On December 13, 2024, the Company issued 50,000 shares to Dominion Capital to settle the ELOC Commitment Fee Note upon conversion.

Notwithstanding the legal form of the business combination pursuant to the Business Combination Agreement, the Business Combination was accounted for as a reverse recapitalization with VSee Lab as the accounting acquirer and DHAC and iDoc as the accounting acquirees. Accordingly for accounting purposes, the Business Combination is the equivalent of VSee Lab issuing stock for the net assets of DHAC, accompanied by a recapitalization. The net assets of DHAC were combined with those of VSee Lab at historical cost as of the Closing Date, with no goodwill or other intangible assets recorded. For accounting purposes, VSee Lab is treated as the acquirer, which is the entity that has obtained control of another entity and, thus, consummated a business combination. The historical comparative financial information prior to June 24, 2024 as presented in this annual report is that of VSee Lab as VSee Lab is the predecessor of the Company and the accounting acquirer. As such, for accounting purposes, the “Company” as used in this annual report means “VSee Lab” when referring to financial numbers prior to June 24, 2024 and “VSee Health” when referring to financial numbers after June 24, 2024.

As VSee Lab is determined to be the accounting acquirer in the Business Combination, the acquisition of iDoc was treated as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and was accounted for using the acquisition method of accounting. The consideration transferred to acquire iDoc was allocated to the assets acquired and liabilities assumed based on the estimated acquisition-date fair values. The excess of consideration transferred to effect the acquisition over the fair values of assets acquired and liabilities assumed was recorded as goodwill. Refer to Note 4 Business Combination for further details.

Going Concern

Management has determined that principal conditions including the Company’s liquidity condition and historical operating losses incurred raise substantial doubt about the Company’s ability to continue as a going concern for a period of time of least one year after the date that the accompanying consolidated financial statements are issued.

The Company has incurred multiple years of losses resulting in an accumulated deficit of $67,703,873 as of December 31, 2024 and further losses are anticipated in the development of its business. Further, the Company had operating cash outflows of $5,789,542 for the year ended December 31, 2024. For the year ended December 31, 2024, the Company had a loss from operations of $62,150,845. The Company’s operations have been funded principally through the issuance of debt and equity. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements.

Management plans to mitigate the substantial doubt raised by the above conditions and concerns via a series of measures, which include:

●	Revenue Enhancement Strategies: The Company and including the acquisition of iDoc on June 24, 2024 (see further Note 4 Business Combination) has won new contracts with larger hospitals and entered new markets, demonstrating the Company’s ability to generate positive revenue growth from its robust pipeline. During the third quarter, service commenced to a client in the new market, driving positive future revenue growth.

●	Equity/ ELOC Financing: The Company has an Equity Purchase Agreement (as defined below) dated November 21, 2023 whereby the Company may receive up to $50,000,000 in aggregate gross proceeds from sales of our Common Stock to the ELOC investor that the Company may, in its discretion, elect to make, from time to time pursuant to the terms and period of the Equity Purchase Agreement. The Investor shall have the right but not the obligation to purchase shares at the floor price of $2.00 per share (amended to $1.25 per share on March 20, 2025) if the VWAP on the date when a purchase notice under the Equity Purchase Agreement is less than the floor price.

There is no assurance that the measures taken by the Company to alleviate such concerns will be successful or successful within one year after the date the consolidated financial statements are issued. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.